Income Taxes (Details 2) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Computed "expected" income tax benefit				$ (855,400)			$ 2,369,200	$ (1,014,300)
Research and development credits				(49,600)			(99,200)	(93,900)
Incentive Stock Option Expense				36,600			64,300	59,500
PPP Loan Foregivness				0			(91,100)	(111,700)
Valuation allowance				1,302,600			5,116,000	0
Aquila Biolabs GmbH operating loss				(245,700)			(717,100)	0
Differences between estimated financial income tax provision and actual filed tax return results				(187,800)			0	0
Other, net				(700)			491,100	7,900
Income tax expense /(benefit)	$ 108,800	$ 3,445,300	$ 108,800	$ 0	$ 3,128,100	$ 737,300	$ (2,394,800)	$ (1,152,500)